Inventory (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [Abstract]
Net realizable value write-down for vanadium finished products	$ 20,439	$ 13,897
Net realizable value write-down for battery components	869	4,340
Net realizable value write-down for warehouse materials	$ 36	$ 238